Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 8 — Income Taxes

The total provision for income taxes is comprised of the following:

	For the Years Ended
	December 31, 2025	December 31, 2024
Federal
Current	$4,453	$—
Deferred	(45,999)	(356,333)

State
Current
Deferred
Change in valuation allowance	45,999	356,333
Total provision for income taxes	$4,453	$—

The net deferred tax assets and liabilities in the accompanying consolidated balance sheets included the following components:

	December 31, 2025	December 31, 2024
Capitalized expenses before business combination	$941,705	$877,896
Net operating loss carryforward	111,449	129,259
Valuation allowance for deferred tax assets	(1,053,154)	(1,007,155)
Net deferred tax assets	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. At December 31, 2025 and 2024, the valuation allowance was $1,053,154 and $1,007,155, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2025	December 31, 2024
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Subscription expense	(2.72)%	(0.00)%
Fines and penalties	(2.62)%	(7.55)%
Perm differences	(12.65)%	(0.00)%
Loss on return of capital liability change	0.27%	(0.00)%
Valuation allowance	(3.63)%	(13.45)%
Income tax provision expense	(0.35)%	0.00%